Accumulated Other Comprehensive Loss (Q1) (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Accumulated Other Comprehensive Loss [Line Items]
Schedule of Accumulated Other Comprehensive Income Loss
The components of accumulated other comprehensive loss are summarized in the following tables for Cleco and Cleco Power. All amounts are reported net of income taxes. Amounts in parentheses indicate debits.

Cleco
FOR THE THREE MONTHS ENDED MAR. 31, 2020
(THOUSANDS)	POSTRETIREMENT BENEFIT NET LOSS
Balances, beginning of period	$(17,513)
Amounts reclassified from AOCI
Amortization of postretirement benefit net gain	414
Balances, Mar. 31, 2020	$(17,099)

FOR THE THREE MONTHS ENDED MAR. 31, 2019
(THOUSANDS)	POSTRETIREMENT BENEFIT NET GAIN
Balances, beginning of period	$1,786
Amounts reclassified from AOCI
Amortization of postretirement benefit net loss	(135)
Balances, Mar. 31, 2019	$1,651

All amounts are reported net of income taxes. Amounts in parentheses indicate debits.

Cleco
(THOUSANDS)	POSTRETIREMENT BENEFIT NET GAIN (LOSS)
Balances, Dec. 31, 2016	$1,500
Other comprehensive income before reclassifications
Postretirement benefit adjustments incurred during the year	(3,898)
Amounts reclassified from accumulated other comprehensive income
Amortization of postretirement benefit net gain	(523)
Balances, Dec. 31, 2017	$(2,921)
Other comprehensive income before reclassifications
Postretirement benefit adjustments incurred during the year	3,681
Amounts reclassified from accumulated other comprehensive income
Amortization of postretirement benefit net loss	1,615
Reclassification of effect of tax rate change	(589)
Balances, Dec. 31, 2018	$1,786
Other comprehensive income before reclassifications
Postretirement benefit adjustments incurred during the year	(18,877)
Amounts reclassified from accumulated other comprehensive income
Amortization of postretirement benefit net loss	(422)
Balances, Dec. 31, 2019	$(17,513)

Cleco Power
(THOUSANDS)	POSTRETIREMENT BENEFIT NET (LOSS) GAIN	NET (LOSS) GAIN ON CASH FLOW HEDGES	TOTAL AOCI
Balances, Dec. 31, 2016	$(7,905)	$(5,517)	$(13,422)
Other comprehensive loss before reclassifications
Postretirement benefit adjustments incurred during the year	(948)	—	(948)
Amounts reclassified from accumulated other comprehensive loss
Amortization of postretirement benefit net loss	476	—	476
Reclassification of net loss to interest charges	—	211	211
Balances, Dec. 31, 2017	$(8,377)	$(5,306)	$(13,683)
Other comprehensive loss before reclassifications
Postretirement benefit adjustments incurred during the year	954	—	954
Amounts reclassified from accumulated other comprehensive loss
Amortization of postretirement benefit net loss	1,789	—	1,789
Reclassification of net loss to interest charges	—	254	254
Reclassification of effect of tax rate change	(1,426)	(1,070)	(2,496)
Balances, Dec. 31, 2018	$(7,060)	$(6,122)	$(13,182)
Other comprehensive loss before reclassifications
Postretirement benefit adjustments incurred during the year	(10,344)	—	(10,344)
Amounts reclassified from accumulated other comprehensive loss
Amortization of postretirement benefit net loss	687	—	687
Reclassification of net gain to interest charges	—	254	254
Balances, Dec. 31, 2019	$(16,717)	$(5,868)	$(22,585)

Cleco Power
Accumulated Other Comprehensive Loss [Line Items]
Schedule of Accumulated Other Comprehensive Income Loss
Cleco Power
	FOR THE THREE MONTHS ENDED MAR. 31, 2020
(THOUSANDS)	POSTRETIREMENT BENEFIT NET LOSS	NET LOSS ON CASH FLOW HEDGES	TOTAL AOCI
Balances, beginning of period	$(16,717)	$(5,868)	$(22,585)
Amounts reclassified from AOCI
Amortization of postretirement benefit net loss	426	—	426
Reclassification of net loss to interest charges	—	64	64
Balances, Mar. 31, 2020	$(16,291)	$(5,804)	$(22,095)

	FOR THE THREE MONTHS ENDED MAR. 31, 2019
(THOUSANDS)	POSTRETIREMENT BENEFIT NET LOSS	NET LOSS ON CASH FLOW HEDGES	TOTAL AOCI
Balances, beginning of period	$(7,060)	$(6,122)	$(13,182)
Amounts reclassified from AOCI
Amortization of postretirement benefit net loss	156	—	156
Reclassification of net loss to interest charges	—	64	64
Balances, Mar. 31, 2019	$(6,904)	$(6,058)	$(12,962)

Cleco Power
(THOUSANDS)	POSTRETIREMENT BENEFIT NET (LOSS) GAIN	NET (LOSS) GAIN ON CASH FLOW HEDGES	TOTAL AOCI
Balances, Dec. 31, 2016	$(7,905)	$(5,517)	$(13,422)
Other comprehensive loss before reclassifications
Postretirement benefit adjustments incurred during the year	(948)	—	(948)
Amounts reclassified from accumulated other comprehensive loss
Amortization of postretirement benefit net loss	476	—	476
Reclassification of net loss to interest charges	—	211	211
Balances, Dec. 31, 2017	$(8,377)	$(5,306)	$(13,683)
Other comprehensive loss before reclassifications
Postretirement benefit adjustments incurred during the year	954	—	954
Amounts reclassified from accumulated other comprehensive loss
Amortization of postretirement benefit net loss	1,789	—	1,789
Reclassification of net loss to interest charges	—	254	254
Reclassification of effect of tax rate change	(1,426)	(1,070)	(2,496)
Balances, Dec. 31, 2018	$(7,060)	$(6,122)	$(13,182)
Other comprehensive loss before reclassifications
Postretirement benefit adjustments incurred during the year	(10,344)	—	(10,344)
Amounts reclassified from accumulated other comprehensive loss
Amortization of postretirement benefit net loss	687	—	687
Reclassification of net gain to interest charges	—	254	254
Balances, Dec. 31, 2019	$(16,717)	$(5,868)	$(22,585)